BUSINESS COMBINATION (Details 3) - JPY (¥) ¥ in Millions			12 Months Ended
	Oct. 01, 2014	Nov. 05, 2012	Mar. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets			¥ 8,030
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets			¥ 950
Weighted average amortization period			6 years
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets			¥ 2,539
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets			¥ 4,394
Weighted average amortization period			4 years
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets			¥ 147
Weighted average amortization period			12 years
Kyocera Circuit Solutions, Inc. (KCS)
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 3,134
Kyocera Circuit Solutions, Inc. (KCS) | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 1,423
Weighted average amortization period	10 years
Kyocera Circuit Solutions, Inc. (KCS) | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 1,200
Weighted average amortization period	13 years
Kyocera Circuit Solutions, Inc. (KCS) | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 511
MOTEX Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		¥ 4,247
MOTEX Inc. | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		¥ 3,452
Weighted average amortization period		10 years
MOTEX Inc. | Software
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		¥ 616
Weighted average amortization period		5 years
MOTEX Inc. | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		¥ 179
Weighted average amortization period		10 years